Reinsurance (Balance Sheet Reinsurance Results) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effects of Reinsurance [Line Items]
Reinsurance recoverables and deposit receivables		$ 54,370,370	$ 48,247,817
Policy loans		(1,666,965)	(1,541,480)
Deferred policy acquisition costs		8,655,183	7,807,060	$ 7,144,736	$ 6,956,197
Deferred sales inducements		(297,413)	(322,351)
Market risk benefit assets		2,655,866	2,637,363	2,367,243
Other assets	[1]	1,852,055	1,850,800
Future policy benefits		28,230,098	25,113,767	23,205,205
Market risk benefit liabilities		4,482,417	4,281,244	$ 5,156,858
Reinsurance and funds withheld payables		11,377,505	8,611,141
Other liabilities	[1]	2,537,050	4,199,803
Impacts of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance recoverables and deposit receivables		54,370,370	48,247,817
Policy loans		(1,174,371)	(1,143,726)
Deferred policy acquisition costs		(3,202,535)	(3,319,067)
Deferred sales inducements		(30,203)	(32,573)
Market risk benefit assets		1,280,120	1,145,580
Other assets		1,515,354	1,538,231
Policyholders’ account balances		5,124,249	5,567,661
Future policy benefits		8,984,370	7,443,997
Market risk benefit liabilities		267,981	302,310
Reinsurance and funds withheld payables		11,377,505	8,611,141
Other liabilities		1,780,787	3,282,713
Unaffiliated activity
Effects of Reinsurance [Line Items]
Reinsurance recoverables and deposit receivables		21,334,247	12,182,204
Market risk benefit assets		927,836	804,015
Other assets		1,052,840	1,118,974
Policyholders’ account balances		1,499,098	1,665,998
Future policy benefits			160
Market risk benefit liabilities		124,638	151,432
Reinsurance and funds withheld payables		9,194,564	3,360,901
Other liabilities		251,136	257,929
Unaffiliated activity
Effects of Reinsurance [Line Items]
Policy loans		(50,877)	(48,644)
Deferred policy acquisition costs		(659,377)	$ (637,555)
Future policy benefits		$ (14,427)

[1]	See Note 4 for details of balances associated with variable interest entities.